GENERAL	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-         GENERAL

a.	RADA Electronic Industries Ltd. (the "Company") is an Israeli based defense electronics contractor that specialize in the development, manufacture and sale of data recording and management systems (such as digital video and data recorders, ground debriefing stations, head-up display cameras), inertial navigation systems for air and land applications, avionics solutions (such as aircraft upgrades, avionics for unmanned aircraft vehicles, ("UAVs"), store management systems and interface computers) and land radar for defense forces and border protection applications (active protective systems for armored fighting vehicles, hostile fire detection and perimeter surveillance). The Company also provides test and repair services using its CATS testers and test program sets for commercial aviation electronic systems mainly through its Chinese subsidiary.

The Company operates a test and repair shop using its Automated Test Equipment ("ATE") products in Beijing, China, through its 80% owned Chinese subsidiary, Beijing Huari Aircraft Components Maintenance and Services Co. Ltd. ("CACS" or the "subsidiary"). CACS was established with a Chinese third party, which owns the remaining 20% equity interest.

The Company is organized and operates as one operating segment.

b.	Revenues from major customers accounted for 46% and 64% of total revenues for the six month periods ended June 30, 2016 and 2015, respectively (see Note 11c).

c.	Liquidity and Capital Resources:

Since incorporation, the Company incurred an accumulated deficit of $77,874.

On May 15, 2016, the Company's shareholders approved an investment transaction with a new investor (the "Investor") according to which the investor has become a controlling shareholder of the Company and the Company issued 17,021,276 Ordinary shares, in consideration for the aggregate amount of approximately $4,000, or a price per each share of $0.235 (the "Initial Investment”). The Company have also issued to the Investor, warrants to purchase: (i) 8,510,638 additional Ordinary shares at an exercise price per Ordinary share of $0.235 (resulting in an aggregate exercise price of $2,000) exercisable for a period of 24 months following the date of the Initial Investment and (ii) warrants to purchase an additional 7,272,727 Ordinary shares at an exercise price per Ordinary share of $0.275 (resulting in an aggregate exercise price of $2,000) exercisable for a period of 48 months following the date of the Initial Investment (collectively: the "Warrants").

In addition, as part of the investment transaction, the Investor has agreed to grant the Company an option, exercisable in the discretion of either the Investor or the Company, to obtain a convertible loan from the Investor in the principal amount of up to $3,175, which may be used solely for the purpose of the repayment of the outstanding convertible loan and accrued interest to existing shareholders due on August 31, 2016.

During the term of the loan, the Investor will have the right, but not the obligation, at its sole discretion, to convert the then remaining convertible loan amount into Ordinary shares, par value NIS 0.015, at a price per share equal to the lower of: (i) $1.20, or (ii) a five percent (5%) discount to the FMV (the average of the closing prices of the Company's Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less  than $0.235.

On June 16, 2016, the Company obtained the loan from the Investor and repaid the outstanding loan balance in the amount of $2,988 including accrued interest of $247 to its former controlling shareholder.

As of June 30, 2016 , the Company's cash position (cash and cash equivalents) totaled approximately $2,067. The Company’s current operating plan includes various assumptions concerning the level and timing of cash receipts from existing and anticipated orders in 2016, current credit facilities available, the abovementioned Initial Investment and cash outlays for operating expenses and capital expenditures. Management believes that these funds, together with its existing operating plan, are sufficient for the Company and its subsidiary to meet its obligations as they come due and to support its operations into the third quarter of 2017.